The major classes of assets and related liabilities classified as held for sale are shown in the following table: (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 1	$ 14
Trade receivables		24
Inventories	274	4
Investments	2,264	68
Property, plant and equipment	2,066	640
Others	6	35
Total	4,611	785
Trade payables		22
Finance debt	1	13
Provision for decommissioning costs	960	640
Others		10
Total	961	$ 685
Exploration and production segment [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	1
Trade receivables
Inventories
Investments
Property, plant and equipment	770
Others
Total	771
Trade payables
Finance debt
Provision for decommissioning costs	960
Others
Total	960
Refining transportation and marketing segment [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents
Trade receivables
Inventories	274
Investments
Property, plant and equipment	1,256
Others	6
Total	1,536
Trade payables
Finance debt
Provision for decommissioning costs
Others
Total
Gas And Power [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents
Trade receivables
Inventories
Investments
Property, plant and equipment	40
Others
Total	40
Trade payables
Finance debt
Provision for decommissioning costs
Others
Total
Corporate and other business [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents
Trade receivables
Inventories
Investments	2,264
Property, plant and equipment
Others
Total	2,264
Trade payables
Finance debt	1
Provision for decommissioning costs
Others
Total	$ 1